ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.5%
	FIXED INCOME - 85.5%
90,000	iShares iBoxx High Yield Corporate Bond ETF	$ 6,813,900
125,000	U.S. Treasury 3 Month Bill ETF	6,258,750
		13,072,650

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,794,525)	13,072,650

	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUND - 6.7%
1,021,988	First American Government Obligations Fund Class X, 5.28% (Cost $1,021,988)(a)	1,021,988

	TOTAL INVESTMENTS - 92.2% (Cost $13,816,513)	$ 14,094,638
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.8%	1,191,298
	NET ASSETS - 100.0%	$ 15,285,936

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2023.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 70.1%
	EQUITY - 70.1%
391,775	Invesco QQQ Trust Series 1			$ 152,333,873
100,000	iShares Core S&P 500 ETF USD Class			45,842,000
100,000	SPDR S&P 500 ETF Trust			45,640,000
				243,815,873

	TOTAL EXCHANGE-TRADED FUNDS (Cost $144,751,632)			243,815,873

	SHORT-TERM INVESTMENTS — 20.9%
	MONEY MARKET FUND - 20.9%
72,619,934	First American Government Obligations Fund Class X, 5.28% (Cost $72,619,934)(a)			72,619,934

	TOTAL INVESTMENTS - 91.0% (Cost $217,371,566)			$ 316,435,807
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.0%			31,159,862
	NET ASSETS - 100.0%			$ 347,595,669

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
150	CME E-Mini NASDAQ 100 Index Future	12/15/2023	$ 47,956,500	$ 338,030
50	CME E-Mini Standard & Poor's 500 Index Future	12/15/2023	11,441,875	167,390
	TOTAL FUTURES CONTRACTS			$ 505,420

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2023.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares				Fair Value
EXCHANGE-TRADED FUND — 51.7%
EQUITY - 51.7%
200,000	iShares MSCI EAFE ETF			$ 14,484,000

	TOTAL EXCHANGE-TRADED FUND (Cost $13,830,400)			14,484,000

SHORT-TERM INVESTMENTS — 12.2%
3,425,061	First American Government Obligations Fund Class X, 5.28% (Cost $3,425,061)(a)			3,425,061
MONEY MARKET FUND - 12.2%

	TOTAL INVESTMENTS - 63.9% (Cost $17,255,461)			$ 17,909,061
	OTHER ASSETS IN EXCESS OF LIABILITIES- 36.1%			10,093,965
	NET ASSETS - 100.0%			$ 28,003,026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
20	CME E-Mini NASDAQ 100 Index Future	12/15/2023	$ 6,394,200	$ 154,783
30	CME E-Mini Standard & Poor's 500 Index Future	12/15/2023	6,865,125	429,684
	TOTAL FUTURES CONTRACTS			$ 584,467

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
100	ICE US mini MSCI EAFE Index Futures	12/15/2023	$ 10,633,000	$ (445,615)
TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2023.